Segment Reporting (Details) - Schedule of information by segment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 6,473,673	$ 3,600,078	$ 8,339,215
Cost of goods sold	5,667,008	3,214,349	6,341,539
Gross profit	806,665	385,729	1,997,676
Interest expense and charges	321,686	103,340	857,551
Interest income	3,234
Depreciation and amortization	621,805	875,695	869,725
Capital expenditures	149,547	2,570,644	64,758
Income tax benefit	(17,562)	3,469	569,974
Segment loss	(15,379,658)	(20,477,543)	(5,288,007)
Segment assets	24,058,217	30,961,067	57,974,073
Machinery and Equipment sales [Member]
Segment Reporting Information [Line Items]
Revenues	4,298,649	1,799,741	6,455,995
Cost of goods sold	3,931,147	1,501,420	4,429,869
Gross profit	367,502	298,321	2,026,126
Interest expense and charges	138,365	132,136	672,778
Interest income	(31,710)
Depreciation and amortization	130,059	167,468	164,538
Capital expenditures	1,790	14,463	6,900
Income tax benefit		3,469	569,974
Segment loss	(10,537,321)	(12,497,629)	(725,938)
Segment assets	8,427,875	12,742,545	16,389,063
Construction materials sales [Member]
Segment Reporting Information [Line Items]
Revenues	805,576	1,658,385	1,776,525
Cost of goods sold	904,679	1,562,975	1,901,060
Gross profit	(99,103)	95,410	(124,535)
Interest expense and charges	63,880	(121,449)	48,719
Interest income	55
Depreciation and amortization	341,935	705,703	701,077
Capital expenditures	8,436	2,556,181	57,858
Income tax benefit
Segment loss	(1,425,875)	(7,804,642)	(4,300,671)
Segment assets	11,425,531	12,646,798	41,233,143
Municipal construction projects [Member]
Segment Reporting Information [Line Items]
Revenues	527,101	141,952	106,695
Cost of goods sold	485,656	149,954	10,610
Gross profit	41,445	(8,002)	96,085
Interest expense and charges	510	77,153	136,054
Interest income	72
Depreciation and amortization	(15,506)	2,524	4,110
Capital expenditures	(26,522)
Income tax benefit
Segment loss	(510,366)	(37,782)	(261,398)
Segment assets	(2,531)	98,625	347,917
Technological consulting and other services [Member]
Segment Reporting Information [Line Items]
Revenues	842,347
Cost of goods sold	345,526
Gross profit	496,821
Interest expense and charges	118,931	15,500
Interest income	34,817
Depreciation and amortization	165,317
Capital expenditures	165,843
Income tax benefit	(17,562)
Segment loss	(2,906,095)	(137,491)
Segment assets	$ 4,207,527	$ 5,473,099	$ 3,950